Note 7 - Due to Related Parties (Details 1) - CAD	Nov. 30, 2016	Nov. 30, 2015
Amounts Due to Related Parties [Abstract]
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly	CAD 1,494,764	CAD 1,518,429